Prospectus Investor Class [Member] Average Annual Total Returns - Prospectus-Investor Class	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg Municipal Bond M.F. California Intermediate Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	0.91%	2.08%
Payden California Municipal Social Impact Fund (Investor Class)
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	1.59%	2.73%
Payden California Municipal Social Impact Fund (Investor Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	1.60%	2.53%
Payden California Municipal Social Impact Fund (Investor Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.50%	1.60%	2.53%